UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.77%
Australia - 3.74%
BHP Billiton Ltd.	79,500	$1,361,719
Sonic Healthcare Ltd.	445,000	7,496,187
		8,857,906

Canada - 5.90%
BCE, Inc.	140,435	6,485,288
Manulife Financial Corp.	243,335	3,433,457
Vermilion Energy, Inc.	104,850	4,061,494
		13,980,239

China - 1.40%
CNOOC Ltd.	2,672,000	3,313,991

France - 9.78%
BNP Paribas SA	67,400	3,465,422
Cie Generale des Etablissements Michelin	68,300	7,554,329
Engie SA	178,100	2,758,948
Sanofi	39,000	2,963,354
Total SA - Sponsored ADR	135,080	6,443,316
		23,185,369

Germany - 11.35%
Allianz SE	26,035	3,863,454
Bayer AG	31,470	3,161,515
Deutsche Post AG	17,065	533,309
Deutsche Telekom AG	371,650	6,229,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,310	3,414,379
ProSiebenSat.1 Media SE	39,500	1,691,474
Siemens AG	68,450	8,012,287
		26,905,418

Hong Kong - 2.90%
BOC Hong Kong Holdings Ltd.	2,035,500	6,875,625

Indonesia - 0.05%
Telekomunikasi Indonesia Persero Tbk PT	320,000	105,678

Japan - 7.16%
Honda Motor Co. Ltd.	112,000	3,189,192
Japan Tobacco, Inc.	179,000	7,270,855
Nippon Telegraph & Telephone Corp.	143,200	6,515,702
		16,975,749

Luxembourg - 1.40%
RTL Group SA	39,964	3,326,615

	Shares	Value (Note 1)
Netherlands - 2.88%
Unilever NV	148,120	$6,828,332

Norway - 2.39%
Orkla ASA	344,350	3,557,815
Statoil ASA	125,215	2,097,202
		5,655,017

Singapore - 5.93%
Singapore Telecommunications Ltd.	2,175,000	6,331,854
United Overseas Bank Ltd.	558,900	7,717,304
		14,049,158

Sweden - 3.09%
Investor AB, Class B	200,500	7,331,660

Switzerland - 13.97%
ABB Ltd. - Sponsored ADR	311,100	7,002,861
Nestle SA	90,000	7,091,611
Novartis AG - Sponsored ADR	80,700	6,372,072
Roche Holding AG	24,375	6,046,706
UBS Group AG	270,000	3,676,891
Zurich Insurance Group AG	11,280	2,902,728
		33,092,869

United Kingdom - 22.83%
AstraZeneca PLC - Sponsored ADR	138,765	4,559,818
BAE Systems PLC	723,400	4,913,211
British American Tobacco PLC - Sponsored ADR	56,200	7,173,930
Diageo PLC	180,000	5,157,256
GlaxoSmithKline PLC	331,805	7,066,040
HSBC Holdings PLC	550,133	4,053,440
Imperial Brands PLC	117,100	6,030,950
Royal Dutch Shell PLC, Class B	98,700	2,554,764
Smiths Group PLC	289,000	5,483,963
SSE PLC	177,200	3,601,351
Vodafone Group PLC - Sponsored ADR	120,200	3,503,830
		54,098,553

TOTAL COMMON STOCKS
(Cost $193,653,861)		224,582,179

PREFERRED STOCK - 2.53%
Brazil - 2.53%
Telefonica Brasil SA	412,350	6,003,651

TOTAL PREFERRED STOCK
(Cost $5,868,754)		6,003,651

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.73%
State Street Institutional Liquid Reserves Fund	0.335%	4,107,890	$4,107,890

TOTAL SHORT TERM INVESTMENTS
(Cost $4,107,890)			4,107,890

TOTAL INVESTMENTS 99.03%
(Cost $203,630,505)			$234,693,720

Other Assets In Excess Of Liabilities and 0.97%			2,280,895

NET ASSETS 100.00%			$236,974,615

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	19.72%	$46,734,360
Health Care	15.88	37,665,692
Industrials	10.95	25,945,631
Consumer Staples	10.40	24,651,688
Consumer, Non-cyclical	7.80	18,459,061
Energy	7.80	18,470,767
Telecommunication Services	6.94	16,426,650
Communications	5.38	12,744,702
Consumer, Cyclical	5.24	12,434,995
Utilities	2.68	6,360,299
Consumer Discretionary	1.40	3,326,615
Materials	0.58	1,361,719
TOTAL COMMON STOCKS	94.77	224,582,179

PREFERRED STOCK
Communications	2.53	6,003,651
TOTAL PREFERRED STOCK	2.53	6,003,651

SHORT TERM INVESTMENTS	1.73	4,107,890

TOTAL INVESTMENTS	99.03%	$234,693,720
Other Assets In Excess Of Liabilities	0.97	2,280,895
TOTAL NET ASSETS	100.00%	$236,974,615

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.29%
Aerospace & Defense - 4.91%
The Boeing Co.	187,600	$24,714,424
Raytheon Co.	518,450	70,576,598
		95,291,022

Auto Parts & Equipment - 0.85%
Johnson Controls, Inc.	353,250	16,436,723

Communications Equipment - 5.54%
Cisco Systems, Inc.	2,330,100	73,910,772
Corning, Inc.	1,413,415	33,427,265
		107,338,037

Distillers & Vintners - 2.66%
Diageo PLC - Sponsored ADR	445,000	51,637,800

Distributors - 3.10%
Genuine Parts Co.	598,890	60,158,501

Diversified Banks - 3.45%
HSBC Holdings PLC - Sponsored ADR	837,600	31,502,136
Wells Fargo & Co.	801,000	35,468,280
		66,970,416

Diversified Chemicals - 3.08%
EI du Pont de Nemours & Co.	892,400	59,764,028

Electric Utilities - 3.97%
NextEra Energy, Inc.	629,850	77,043,252

Household Products - 6.55%
Kimberly-Clark Corp.	496,600	62,641,124
Unilever NV	1,395,440	64,329,784
		126,970,908

Industrial Conglomerates - 6.65%
3M Co.	371,650	65,495,880
General Electric Co.	2,144,650	63,524,533
		129,020,413

Integrated Oil & Gas - 5.26%
Chevron Corp.	554,850	57,105,162
ConocoPhillips	360,450	15,668,761
Royal Dutch Shell PLC, Class B - Sponsored ADR	553,800	29,257,254
		102,031,177

Integrated Telecommunication - 0.66%
BCE, Inc.	274,950	12,697,191

	Shares	Value (Note 1)
Integrated Telecommunication Services - 3.83%
AT&T, Inc.	1,828,000	$74,235,080

Life & Health Insurance - 2.69%
MetLife, Inc.	1,173,500	52,138,605

Oil & Gas - 2.34%
Exxon Mobil Corp.	520,000	45,385,600

Other Diversified Financial Services - 3.46%
JPMorgan Chase & Co.	1,007,050	67,059,460

Pharmaceuticals - 14.86%
AstraZeneca PLC - Sponsored ADR	1,366,500	44,903,190
Eli Lilly & Co.	534,750	42,919,035
Johnson & Johnson	608,600	71,893,918
Merck & Co., Inc.	1,126,900	70,329,829
Pfizer, Inc.	1,714,550	58,071,808
		288,117,780

Property & Casualty Insurance - 5.27%
Chubb Ltd.	379,025	47,624,491
The Travelers Cos., Inc.	477,000	54,640,350
		102,264,841

Semiconductors - 2.40%
Intel Corp.	1,232,650	46,532,538

Specialized REITs - 4.66%
HCP, Inc. - REIT	512,650	19,455,067
Welltower, Inc. - REIT	946,870	70,797,470
		90,252,537

Systems Software - 3.47%
Microsoft Corp.	1,166,850	67,210,560

Tobacco - 6.21%
Altria Group, Inc.	1,000,875	63,285,326
Philip Morris International, Inc.	588,500	57,213,970
		120,499,296

Wireless Telecommunication Services - 1.42%
Vodafone Group PLC - Sponsored ADR	941,700	27,450,555

TOTAL COMMON STOCKS
(Cost $1,161,465,529)		1,886,506,320

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.53%
State Street Institutional Liquid Reserves Fund	0.335%	49,089,541	$49,089,541

TOTAL SHORT TERM INVESTMENTS
(Cost $49,089,541)			49,089,541

TOTAL INVESTMENTS 99.82%
(Cost $1,210,555,070)			$1,935,595,861

Other Assets In Excess Of Liabilities and 0.18%			3,429,014

NET ASSETS 100.00%			$1,939,024,875

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 86.44%
Aerospace & Defense - 2.44%
Orbital ATK, Inc.	1,750	$133,402

Airlines - 4.17%
Copa Holdings SA, Class A	1,705	149,921
JetBlue Airways Corp.(a)	4,550	78,442
		228,363

Apparel Retail - 1.94%
Ascena Retail Group, Inc.(a)	19,000	106,210

Banks - 8.04%
LegacyTexas Financial Group, Inc.	7,800	246,714
Yadkin Financial Corp.	7,365	193,626
		440,340

Commercial Services - 8.35%
Aaron's, Inc.	8,570	217,850
Robert Half International, Inc.	2,840	107,522
Team, Inc.(a)	4,040	132,148
		457,520

Computer Hardware - 2.15%
Avnet, Inc.	2,865	117,637

Computers - 2.05%
VeriFone Systems, Inc.(a)	7,140	112,384

Construction & Engineering - 3.86%
Quanta Services, Inc.(a)	7,550	211,324

Consumer Electronics - 3.02%
Harman International Industries, Inc.	1,955	165,100

Distribution/Wholesale - 2.62%
Fossil Group, Inc.(a)	5,165	143,432

Diversified Metals & Mining - 2.69%
HudBay Minerals, Inc.	37,200	147,312

Electrical Components & Equipment - 1.65%
Hubbell, Inc.	840	90,502

Electrical Equipment - 1.75%
BWX Technologies, Inc.	2,500	95,925

Electronic Equipment & Instruments - 1.22%
Babcock & Wilcox Enterprises, Inc.(a)	4,050	66,825

	Shares	Value (Note 1)
Health Care Supplies - 2.88%
Alere, Inc.(a)	3,650	$157,826

Insurance - 4.36%
Assured Guaranty Ltd.	8,600	238,650

Leisure Time - 2.25%
Vista Outdoor, Inc.(a)	3,090	123,167

Machinery-Diversified - 2.50%
AGCO Corp.	2,780	137,110

Miscellaneous Manufacturing - 1.88%
LSB Industries, Inc.(a)	12,000	102,960

Multi-Line Insurance - 4.61%
WR Berkley Corp.	4,370	252,411

Oil & Gas Exploration & Production - 4.09%
Cimarex Energy Co.	1,665	223,726

Regional Banks - 11.43%
Bank of the Ozarks, Inc.	4,630	177,792
CVB Financial Corp.	12,550	221,005
National Bank Holdings Corp., Class A	9,732	227,437
		626,234

Retail - 2.03%
Sonic Automotive, Inc., Class A	5,900	110,920

Software - 1.46%
Verint Systems, Inc.(a)	2,130	80,152

Technology - 3.00%
Quality Systems, Inc.	14,525	164,423

TOTAL COMMON STOCKS
(Cost $4,090,288)		4,733,855

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 13.12%
State Street Institutional Liquid Reserves Fund	0.335%	718,775	718,775

TOTAL SHORT TERM INVESTMENTS
(Cost $718,775)			718,775

7-Day Yield	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.56%
(Cost $4,809,063)		$5,452,630

Other Assets In Excess Of Liabilities and 0.44%		24,300

NET ASSETS 100.00%		$5,476,930

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.18%
Aerospace & Defense - 6.60%
The Boeing Co.	4,400	$579,656
Raytheon Co.	11,500	1,565,495
		2,145,151

Agriculture - 3.03%
Archer-Daniels-Midland Co.	23,350	984,670

Auto Parts & Equipment - 2.44%
BorgWarner, Inc.	9,500	334,210
Johnson Controls, Inc.	9,877	459,577
		793,787

Banks - 1.50%
Morgan Stanley	15,200	487,312

Communications Equipment - 3.18%
Cisco Systems, Inc.	32,600	1,034,072

Diversified Banks - 2.62%
Wells Fargo & Co.	19,200	850,176

Gold - 2.81%
Newmont Mining Corp.	23,200	911,528

Health Care Equipment - 3.10%
Medtronic PLC	11,660	1,007,424

Heavy Electrical Equipment - 2.10%
ABB Ltd. - Sponsored ADR	30,350	683,178

Household Products - 1.84%
Unilever NV	12,990	598,839

Industrial Conglomerates - 3.08%
3M Co.	5,670	999,224

Integrated Oil & Gas - 4.59%
Chevron Corp.	9,750	1,003,470
ConocoPhillips	11,220	487,733
		1,491,203

Integrated Telecommunication Services - 2.71%
AT&T, Inc.	21,700	881,237

Life & Health Insurance - 1.84%
MetLife, Inc.	13,480	598,916

Life Sciences Tools & Services - 3.80%
Thermo Fisher Scientific, Inc.	7,750	1,232,715

	Shares	Value (Note 1)
Managed Health Care - 3.93%
Aetna, Inc.	11,050	$1,275,723

Miscellaneous Manufacturing - 3.02%
Siemens AG - Sponsored ADR	8,350	979,622

Movies & Entertainment - 1.97%
The Walt Disney Co.	6,900	640,734

Oil & Gas Equipment & Services - 2.85%
Halliburton Co.	20,650	926,772

Oil & Gas Exploration & Production - 1.96%
Devon Energy Corp.	14,415	635,846

Other Diversified Financial Services - 5.07%
Citigroup, Inc.	17,100	807,633
JPMorgan Chase & Co.	12,600	839,034
		1,646,667

Pharmaceuticals - 12.63%
GlaxoSmithKline PLC - Sponsored ADR	13,800	595,194
Johnson & Johnson	5,915	698,739
Mallinckrodt PLC(a)	1,477	103,065
Merck & Co., Inc.	15,150	945,511
Novartis AG - Sponsored ADR	9,600	758,016
Pfizer, Inc.	29,550	1,000,859
		4,101,384

Property & Casualty Insurance - 5.05%
The Allstate Corp.	8,600	594,948
Chubb Ltd.	8,306	1,043,649
		1,638,597

Railroads - 2.86%
CSX Corp.	30,450	928,725

Regional Banks - 2.42%
BB&T Corp.	20,850	786,462

Systems Software - 6.18%
Microsoft Corp.	21,100	1,215,360
Oracle Corp.	20,200	793,456
		2,008,816

TOTAL COMMON STOCKS
(Cost $22,325,254)		30,268,780

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 6.79%
State Street Institutional Liquid Reserves Fund	0.335%	2,204,575	$2,204,575

TOTAL SHORT TERM INVESTMENTS
(Cost $2,204,575)			2,204,575

TOTAL INVESTMENTS 99.97%
(Cost $24,529,829)			$32,473,355

Other Assets In Excess Of Liabilities and 0.03%			8,616

NET ASSETS 100.00%			$32,481,971

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.28%
Austria - 0.49%
Erste Group Bank AG	43,400	$1,285,384

Brazil - 8.79%
AES Tiete Energia SA	993,462	4,970,136
AMBEV SA - ADR	822,185	5,007,107
BM&F Bovespa SA	353,350	1,836,205
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	591,700	5,479,142
Telefonica Brasil SA - ADR	395,250	5,719,267
		23,011,857

Cambodia - 0.78%
NagaCorp Ltd.	3,100,000	2,038,317

China - 2.47%
China Merchants Holdings International Co. Ltd.	515,000	1,371,093
CNOOC Ltd.	4,102,000	5,087,572
		6,458,665

Czech Republic - 0.27%
Komercni Banka AS	20,750	717,992

Greece - 0.87%
OPAP SA	269,850	2,279,584

Hong Kong - 15.15%
AIA Group Ltd.	1,180,000	7,842,427
China Everbright Ltd.	1,874,000	3,831,886
China Mobile Ltd. - Sponsored ADR	68,510	4,214,735
CK Hutchison Holdings Ltd.	168,000	2,135,630
Great Wall Motor Co. Ltd., Class H	4,067,000	3,958,776
Greatview Aseptic Packaging Co. Ltd.	1,700,000	902,996
Sands China Ltd.	1,117,000	4,845,940
Value Partners Group Ltd.	6,293,850	6,459,059
Xinhua Winshare Publishing and Media Co. Ltd., Class H(a)	2,180,000	2,228,792
Xtep International Holdings Ltd.	7,015,000	3,264,936
		39,685,177

Hungary - 1.13%
Magyar Telekom Telecommunications PLC(a)	1,800,000	2,954,216

India - 4.76%
Ascendas India Trust	4,663,900	3,693,636
ICICI Bank Ltd. - Sponsored ADR	756,650	5,652,176
Religare Health Trust	4,072,200	3,120,517
		12,466,329

	Shares	Value (Note 1)
Indonesia - 5.56%
Bank Rakyat Indonesia Persero Tbk PT	4,450,000	$4,159,835
Gudang Garam Tbk PT	568,300	2,699,762
Semen Indonesia Persero Tbk PT	3,683,200	2,850,381
Telekomunikasi Indonesia Persero Tbk PT	14,725,000	4,862,827
		14,572,805

Israel - 2.23%
Elbit Systems Ltd.	61,150	5,843,396

Mexico - 4.21%
Fibra Uno Administracion SA de CV - REIT	1,612,350	2,947,836
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	389,700	3,429,360
PLA Administradora Industrial S de RL de CV - REIT	2,804,250	4,642,475
		11,019,671

Poland - 1.52%
Asseco Poland SA	272,774	3,974,016

Russia - 6.74%
Globaltrans Investment PLC - Sponsored GDR(b)	552,483	2,596,670
Lukoil PJSC - Sponsored ADR	177,750	8,654,647
MMC Norilsk Nickel PJSC - ADR	294,190	4,701,156
Mobile Telesystems PJSC - Sponsored ADR[1]	223,650	1,706,450
		17,658,923

Singapore - 0.84%
Asian Pay Television Trust	5,920,000	2,213,977

South Africa - 1.07%
The Bidvest Group Ltd.	104,650	1,232,235
MMI Holdings Ltd.	971,250	1,585,426
		2,817,661

South Korea - 11.33%
Hanon Systems	476,374	5,363,452
Hyundai Motor Co.	34,590	4,255,636
KT&G Corp.	66,000	7,490,807
Macquarie Korea Infrastructure Fund	560,000	4,479,593
Samsung Electronics Co. Ltd.	5,570	8,081,772
		29,671,260

Sri Lanka - 0.96%
Hatton National Bank PLC	1,650,058	2,526,792

Taiwan - 15.09%
Advanced Semiconductor Engineering, Inc.	2,005,000	2,405,066

1 Centre - ADR

	Shares	Value (Note 1)
Taiwan (continued)
CTCI Corp.	1,690,000	$2,474,709
Ibase Technology, Inc.	1,931,332	4,559,460
King Yuan Electronics Co. Ltd.	2,600,000	2,310,060
Largan Precision Co. Ltd.	43,000	5,185,433
Pegatron Corp.	1,040,000	2,674,196
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	275,800	8,436,722
Win Semiconductors Corp.	2,247,649	6,596,919
Wistron NeWeb Corp.	1,543,000	4,868,409
		39,510,974

Thailand - 1.38%
Intouch Holdings PCL - NVDR	310,000	483,117
Major Cineplex Group PCL	3,522,200	3,125,762
		3,608,879

Turkey - 1.94%
Arcelik AS	404,000	2,843,213
Ford Otomotiv Sanayi AS	211,400	2,230,231
		5,073,444

United Kingdom - 0.70%
SABMiller PLC	31,300	1,823,600

Vietnam - 2.00%
Military Commercial Joint Stock Bank	259,100	173,156
Saigon Securities, Inc.(a)	5,060,000	5,061,021
		5,234,177

TOTAL COMMON STOCKS
(Cost $212,355,568)		236,447,096

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 6.64%
India - 6.64%
Coal India Ltd. (Issued by Morgan Stanley), Expires 01/07/2019	800,000	3,872,634
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	699,366	8,691,130
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,821,508	4,830,087
		17,393,851

TOTAL PARTICIPATORY NOTES
(Cost $15,096,870)		17,393,851

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.34%
State Street Institutional Liquid Reserves Fund	0.335%	6,133,524	$6,133,524

TOTAL SHORT TERM INVESTMENTS
(Cost $6,133,524)			6,133,524

TOTAL INVESTMENTS 99.26%
(Cost $233,585,962)			$259,974,471

Other Assets In Excess Of Liabilities and 0.74%			1,931,986

NET ASSETS 100.00%			$261,906,457

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2016, the aggregate market value of those securities was $2,596,670, which represents approximately 0.99% of net assets.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	22.09%	$57,895,761
Technology	10.17	26,627,473
Information Technology	8.58	22,464,580
Consumer, Cyclical	8.50	22,251,252
Consumer Discretionary	5.41	14,183,387
Energy	5.24	13,742,219
Industrials	5.17	13,518,103
Utilities	3.99	10,449,278
Communications	3.97	10,379,933
Consumer Staples	3.56	9,314,407
Telecommunication Services	3.46	9,077,562
Materials	3.23	8,454,533
Consumer, Non-cyclical	2.94	7,706,869
Real Estate Investment Trusts	1.77	4,642,475
Health Care	1.19	3,120,517
Diversified	0.82	2,135,630
Telecommunications	0.19	483,117
TOTAL COMMON STOCKS	90.28	236,447,096

PARTICIPATORY NOTES
Financials	3.32	8,691,130
Utilities	1.84	4,830,087
Energy	1.48	3,872,634
TOTAL PARTICIPATORY NOTES	6.64	17,393,851

SHORT TERM INVESTMENTS	2.34	6,133,524

TOTAL INVESTMENTS	99.26%	$259,974,471
Other Assets In Excess Of Liabilities	0.74	1,931,986
TOTAL NET ASSETS	100.00%	$261,906,457

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.99%
Aerospace & Defense - 4.94%
The Boeing Co.	1,120	$147,549
Raytheon Co.	1,050	142,936
		290,485

Auto Parts & Equipment - 2.61%
Johnson Controls, Inc.	3,300	153,549

Communications Equipment - 5.55%
Cisco Systems, Inc.	6,520	206,814
Corning, Inc.(a)	5,050	119,433
		326,247

Distributors - 2.51%
Genuine Parts Co.(a)	1,470	147,662

Diversified Banks - 5.46%
HSBC Holdings PLC - Sponsored ADR	3,920	147,431
Wells Fargo & Co.	3,910	173,135
		320,566

Diversified Chemicals - 3.02%
EI du Pont de Nemours & Co.(a)	2,650	177,470

Electric - 4.79%
Edison International	1,550	111,987
PPL Corp.(a)	4,900	169,393
		281,380

Electrical Components & Equipment - 1.58%
Emerson Electric Co.(a)	1,700	92,667

Household Products - 2.99%
Unilever NV	3,810	175,641

Industrial Conglomerates - 1.99%
General Electric Co.	3,950	116,999

Integrated Oil & Gas - 7.77%
Chevron Corp.(a)	1,500	154,380
ConocoPhillips(a)	4,100	178,227
Royal Dutch Shell PLC, Class B - Sponsored ADR(a)	2,350	124,150
		456,757

Integrated Telecommunication Services - 3.18%
AT&T, Inc.	4,600	186,806

Life & Health Insurance - 2.53%
MetLife, Inc.(a)	3,350	148,841

	Shares	Value (Note 1)
Media - 2.56%
Shaw Communications, Inc., Class B	7,360	$150,586

Miscellaneous Manufacturing - 3.52%
Siemens AG - Sponsored ADR	1,760	206,483

Oil & Gas - 3.15%
Exxon Mobil Corp.	2,120	185,034

Other Diversified Financial Services - 3.00%
JPMorgan Chase & Co.	2,650	176,464

Pharmaceuticals - 15.47%
GlaxoSmithKline PLC - Sponsored ADR(a)	4,750	204,867
Johnson & Johnson(a)	1,750	206,728
Merck & Co., Inc.(a)	2,820	175,996
Novartis AG - Sponsored ADR	2,200	173,712
Pfizer, Inc.	4,350	147,335
		908,638

Property & Casualty Insurance - 5.51%
Chubb Ltd.	1,410	177,166
The Travelers Cos., Inc.(a)	1,280	146,624
		323,790

Semiconductors - 3.05%
Intel Corp.(a)	4,750	179,313

Specialized REITs - 3.39%
Welltower, Inc. - REIT(a)	2,660	198,888

Systems Software - 2.01%
Microsoft Corp.(a)	2,050	118,080

Telecommunications - 3.47%
Verizon Communications, Inc.	3,920	203,762

Tobacco - 5.94%
Altria Group, Inc.(a)	2,800	177,044
Philip Morris International, Inc.(a)	1,770	172,079
		349,123

TOTAL COMMON STOCKS
(Cost $5,719,782)		5,875,231

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 0.60%
State Street Institutional Liquid Reserves Fund	0.335%	35,234	$35,234

TOTAL SHORT TERM INVESTMENTS
(Cost $35,234)			35,234

TOTAL INVESTMENTS 100.59%
(Cost $5,755,016)			$5,910,465

Liabilities In Excess Of Other Assets (0.59)%			(35,001)

NET ASSETS 100.00%			$5,875,464

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.53%)
Altria Group, Inc., Expires October, 2016, Exercise Price $63.50	(12)	$(936)
Chevron Corp., Expires October, 2016, Exercise Price $100.00	(8)	(3,264)
ConocoPhillips, Expires October, 2016, Exercise Price $41.00	(21)	(6,069)
Corning, Inc., Expires October, 2016, Exercise Price $23.00	(25)	(2,150)
EI du Pont de Nemours & Co., Expires October, 2016, Exercise Price $68.00	(14)	(1,120)
Emerson Electric Co., Expires October, 2016, Exercise Price $52.50	(15)	(3,900)
Genuine Parts Co., Expires October, 2016, Exercise Price $100.00	(8)	(1,840)
GlaxoSmithKline PLC - Sponsored ADR, Expires October, 2016, Exercise Price $44.00	(22)	(770)
Intel Corp., Expires October, 2016, Exercise Price $38.00	(24)	(1,920)
Johnson & Johnson, Expires October, 2016, Exercise Price $119.00	(9)	(1,134)
Merck & Co., Inc, Expires October, 2016, Exercise Price $62.50	(15)	(2,025)
MetLife, Inc., Expires October, 2016, Exercise Price $45.50	(17)	(918)
Microsoft Corp., Expires October, 2016, Exercise Price $59.00	(20)	(1,580)
Philip Morris International, Inc., Expires October, 2016, Exercise Price $101.00	(9)	(450)
PPL Corp., Expires October, 2016, Exercise Price $35.00	(25)	(975)

7-Day Yield	Shares	Value (Note 1)
	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR, Expires October, 2016, Exercise Price $55.00	(11)	$(330)
The Travelers Cos., Inc., Expires October, 2016, Exercise Price $115.00	(7)	(1,400)
Welltower, Inc. - REIT, Expires October, 2016, Exercise Price $77.50	(13)	(455)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $21,266)		(31,236)

TOTAL WRITTEN OPTIONS
(Premiums received $21,266)		$(31,236)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2016.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2016

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate.

The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2016, there were transfers between Levels 1 and 2 assets and liabilities, based on levels assigned to securities on June 30, 2016. Financial Assets with a value of $167,026,307 were transferred from Level 2 to Level 1 in the Cullen International High Dividend Fund and Financial Assets with a value of $160,112,945 were transferred from Level 2 to Level 1 in the Cullen Emerging Markets High Dividend Fund since certain international equity securities were valued using fair valuation prices provided by an approved pricing vendor as described above. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2016 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$224,582,179	$–	$–	$224,582,179
Preferred Stocks	6,003,651	–	–	6,003,651
Short Term Investments	4,107,890	–	–	4,107,890
Total	$234,693,720	$–	$–	$234,693,720

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,886,506,320	$–	$–	$1,886,506,320
Short Term Investments	49,089,541	–	–	49,089,541
Total	$1,935,595,861	$–	$–	$1,935,595,861

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$4,733,855	$–	$–	$4,733,855
Short Term Investments	718,775	–	–	718,775
Total	$5,452,630	$–	$–	$5,452,630

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$30,268,780	$–	$–	$30,268,780
Short Term Investments	2,204,575	–	–	2,204,575
Total	$32,473,355	$–	$–	$32,473,355

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$236,447,096	$–	$–	$236,447,096
Participatory Notes	–	17,393,851	–	17,393,851
Short Term Investments	6,133,524	–	–	6,133,524
Total	$242,580,620	$17,393,851	$–	$259,974,471

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$5,875,231	$–	$–	$5,875,231
Short Term Investments	35,234	–	–	35,234
Total	$5,910,465	$–	$–	$5,910,465

Other Financial Instruments
Liabilities
Written Options	$(31,236)	$–	$–	$(31,236)
Total	$(31,236)	–	–	$(31,236)

(1)	As discussed further in Note 1, securities within Level 2 result from pre-determined trigger events being met and fair valuation models provided by the Funds’ independent pricing vendors being incorporated into the closing price of the respective securities as traded on their respective exchanges. Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the quarter ended September 30, 2016:

Cullen Enhanced Equity Income Fund
	Written Call Options
	Contracts	Premiums
Outstanding, June 30, 2016	–	$–
Positions opened	(3,133)	(185,488)
Exercised	1,074	61,482
Expired	1,657	97,087
Closed	127	5,652
Outstanding, September 30, 2016	(275)	$(21,266)
Market Value, September 30, 2016		$(31,326)

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of September 30, 2016, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$35,178,272	$(5,362,327)	$29,815,945	$204,877,775
Cullen High Dividend Equity Fund	730,792,426	(5,762,131)	725,030,295	1,210,565,566
Cullen Small Cap Value Fund	1,218,264	(575,200)	643,064	4,809,566
Cullen Value Fund	8,092,082	(457,713)	7,634,369	24,838,986
Cullen Emerging Markets High Dividend Fund	31,559,743	(6,553,061)	25,006,682	234,967,789
Cullen Enhanced Equity Income Fund	151,274	(105,354)	45,920	5,864,545

Note 3- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 29, 2016

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Principal Financial Officer

Date:	November 29, 2016